Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Millions	Total	Share capital [Member]	Capital reserve [Member]	General reserve [Member]	Exchange reserve [Member]	PRC statutory reserves [Member]	Retained profits [Member]	Attributable to equity shareholders of the Company [member]	Non-controlling interests [Member]
Beginning balance at Dec. 31, 2014	¥ 888,983	¥ 400,737	¥ (231,954)	¥ 72	¥ (768)	¥ 258,942	¥ 459,887	¥ 886,916	¥ 2,067
Changes in equity
PROFIT FOR THE YEAR	108,655						108,539	108,539	116
Currency translation differences	603				603			603
Share of other comprehensive income of investments accounted for using the equity method	901		901					901
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	110,159		901		603		108,539	110,043	116
Dividends approved in respect of previous year (note 34(b)(ii))	(22,304)						(22,283)	(22,283)	(21)
Dividends declared in respect of current year (note 34(b)(i))	(25,629)						(25,629)	(25,629)
Shares issued under share option scheme	1,024	1,393	(369)					1,024
Transfer to PRC statutory reserves (note 34(c)(ii))	40					20,542	(20,502)	40
Transfer between reserves upon expiry of options			(92)				92
Consideration for business combination under common control	(31,967)		(31,967)					(31,967)
Transfer of assets of entities under common control to the ultimate holding company	(808)		(808)					(808)
Capital injection from non-controlling interests of a subsidiary	870								870
Ending balance at Dec. 31, 2015	920,368	402,130	(264,289)	72	(165)	279,484	500,104	917,336	3,032
Changes in equity
PROFIT FOR THE YEAR	108,839						108,741	108,741	98
Change in value of available-for-sale financial assets	24		24					24
Currency translation differences	774				774			774
Share of other comprehensive income of investments accounted for using the equity method	(1,059)		(1,043)				(16)	(1,059)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	108,578		(1,019)		774		108,725	108,480	98
Dividends approved in respect of previous year (note 34(b)(ii))	(20,777)						(20,764)	(20,764)	(13)
Dividends declared in respect of current year (note 34(b)(i))	(26,227)						(26,227)	(26,227)
Transfer to PRC statutory reserves (note 34(c)(ii))	196					25,721	(25,525)	196
Ending balance at Dec. 31, 2016	982,138	402,130	(265,308)	72	609	305,205	536,313	979,021	3,117
Changes in equity
PROFIT FOR THE YEAR	114,414						114,279	114,279	135
Change in value of available-for-sale financial assets	(5)		(5)					(5)
Currency translation differences	(735)				(735)			(735)
Share of other comprehensive income of investments accounted for using the equity method	(1,038)		(1,038)					(1,038)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	112,636		(1,043)		(735)		114,279	112,501	135
Dividends approved in respect of previous year (note 34(b)(ii))	(22,211)						(22,204)	(22,204)	(7)
Dividends declared in respect of current year (note 34(b)(i))	(83,832)						(83,832)	(83,832)
Transfer to PRC statutory reserves (note 34(c)(ii))	150					21,958	(21,808)	150
Ending balance at Dec. 31, 2017	¥ 988,881	¥ 402,130	¥ (266,351)	¥ 72	¥ (126)	¥ 327,163	¥ 522,748	¥ 985,636	¥ 3,245